Income Taxes	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Income Taxes

Note 6: Income Taxes

Since inception the Company has been in a cumulative net loss position. The Company had net operating loss carry forwards at December 31, 2011 of $819,953 which expire beginning in 2030. The Company has provided a full valuation allowance for all deferred tax assets because of the uncertainty regarding the utilization of the net operating loss carryforwards.

Note 5:  Income Taxes

The Company has experienced operating losses since inception. The Company had net operating loss carry forwards at June 30, 2011 of $746,140 which expire beginning in 2030.  The Company has provided a full valuation allowance for all deferred tax assets because of the uncertainty regarding the utilization of the net operating loss carryforwards.

Income taxes are summarized as follows for the year ended June 30, 2011 and period from February 22, 2010 (inception date) to June 30, 2010:

	2011	2010

Current expense (benefit)	$(70,507)	$(192,141)
Deferred expense	70,507	192,141
Net income tax (benefit) expense	$-	$-

A reconciliation of the differences between the effective and statutory income tax rates are as follows for the year ended June 30, 2011 and period from February 22, 2010 (inception date) to June 30, 2010:

	2011		2010
	Amount	Percent	Amount	Percent

Federal statutory rates	$(61,547)	34%	$(192,141)	34%
State income taxes	(8,960)	5%	(27,973)	0%
Valuation allowance	70,507	(39)%	220,114	(34)%
Effective rate	$-		$-	0%